SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the unaudited condensed consolidated financial statements were issued and no subsequent events, other than those noted below, occurred that require accrual or disclosure.

In July 2026, the Company completed one round of financing and received net proceeds of approximately $5.8 million, after deducting underwriting discounts, expenses payable by the Company.

On August 10, 2026, the Company completed one round of financing and received net proceeds of approximately $1 million, after deducting underwriting discounts, expenses payable by the Company.

On August 10, 2026, the Company effected a 1-for-45 reverse stock split. The par value per ordinary share was raised proportionally from US$0.0128 to US$0.576. All share quantities and per share data for all presented reporting periods have been retroactively adjusted to reflect the cumulative effect of the 1-for-16 reverse stock split in December 2025, the 1-for-80 reverse stock split on March 12, 2026 and this newly executed 1-for-45 reverse stock split.

During August 2026, the Company generated aggregate gross proceeds of approximately $0.66 million from the issuance of common stock upon the exercise of 761,156 May 2026 Common Warrants.

On August 27, 2026, the Company held an extraordinary general meeting (“EGM”) of shareholders, at which all ten proposals submitted to shareholders were approved by the shareholders. Key approved resolutions include: ratification of the 1-for-45 reverse stock split effective August 10, 2026; adoption of amended and restated memorandum and articles of association; increase of authorized share capital; share capital reduction, re-organization and share subdivision pursuant to the Cayman Islands Companies Act (Revised); adoption of conditional future automatic share-consolidation mechanisms triggered by sustained low-A-share closing-price thresholds; and grant of general authority to directors and Cayman-registered-office provider to implement all foregoing resolutions. Certain of the capital-reorganization resolutions approved at the EGM are subject to satisfaction of applicable Cayman Islands statutory requirements before becoming legally effective. The Seventh Amended and Restated Memorandum and Articles of Association was filed as Exhibit 3.1 to the Company’s Form 6-K furnished with the SEC on August 27, 2026.